41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 5) - Companhia Paranaense de Energia - Copel - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Investments	R$ 15,918,388	R$ 14,856,425
Copel Geração e Transmissão
Disclosure of subsidiaries [line items]
Investments	8,911,964	8,409,370
Copel Distribuição
Disclosure of subsidiaries [line items]
Investments	5,908,755	5,452,703
Copel Telecomunicações
Disclosure of subsidiaries [line items]
Investments	638,873	483,195
Copel Energia
Disclosure of subsidiaries [line items]
Investments	83,468	133,511
Compagas
Disclosure of subsidiaries [line items]
Investments	221,654	202,857
UEG Araucária
Disclosure of subsidiaries [line items]
Investments	74,132	89,240
Other investments
Disclosure of subsidiaries [line items]
Investments	R$ 79,542	R$ 85,549